Finance income (expense)	12 Months Ended
Dec. 31, 2019
Finance income (expense)
Finance income (expense)

30 Finance income (expense)

(€ million)	2019	2018	2017
Finance income (expense)
Finance income	3,087	3,967	3,924
Finance expense	(4,079)	(4,663)	(5,886)
Net finance income (expense) from financial assets held for trading	127	32	(111)
Income (expense) from derivative financial instruments	(14)	(307)	837
	(879)	(971)	(1,236)

The analysis of finance income (expense) was as follows:

(€ million)	2019	2018	2017
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	(618)	(565)	(638)
Net finance income (expense) on financial assets held for trading	127	32	(111)
Interest and other expense due to banks and other financial institutions	(122)	(120)	(113)
Interest on lease liabilities	(378)
Interest from banks	21	18	12
Interest and other income on financial receivables and securities held for non-operating purposes	8	8	16
	(962)	(627)	(834)
Exchange differences	250	341	(905)
Income (expense) from derivative financial instruments	(14)	(307)	837
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	112	132	128
Capitalized finance expense	93	52	73
Finance expense due to the passage of time (accretion discount)(a)	(255)	(249)	(264)
Other finance income (expense)	(103)	(313)	(271)
	(153)	(378)	(334)
	(879)	(971)	(1,236)

(a)   The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.

Information about leases is disclosed in note 12 — Right-of-use assets and lease liabilities.

The analysis of income (expense) from derivative financial instruments is disclosed in note 23 — Derivative financial instruments and hedge accounting.

Operating expenses with related parties are disclosed in note 36 — Transactions with related parties.